Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of operating lease arrangements
	March 31, 2022	December 31, 2021
ASSETS
Operating lease right-of-use assets	$1,382,695	$1,471,899
LIABILITIES
Operating lease liabilities (current)	349,008	347,100
Operating lease liabilities (noncurrent)	1,033,686	1,124,799

	December 31, 2021	December 31, 2020
ASSETS
Operating lease right-of-use assets	$1,471,899	$1,772,747
LIABILITIES
Operating lease liabilities (current)	347,100	316,178
Operating lease liabilities (noncurrent)	1,124,799	1,456,567

Schedule of supplemental information related to operating leases
	Three Months Ended March 31,
	2022	2021
Operating lease expenses	$85,857	$78,847

	Three Months Ended March 31,
	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities	$85,857	$78,847

	March 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term:
Operating leases	2.65 years	2.90 years

Weighted Average Discount Rate:
Operating leases	1.37%	1.39%

	Year Ended December 31,
	2021	2020
Operating lease expenses	$335,208	$337,282

	Year Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$335,208	$337,282

	December 31, 2021	December 31, 2020
Weighted Average Remaining Lease Term:
Operating leases	2.90 years	3.08 years

Weighted Average Discount Rate:
Operating leases	1.39%	0.55%

Schedule of minimum future annual payments under non-cancellable leases
Operating leases
2022 (excluding three months ended March 31, 2022)	$266,024
2023	359,279
2024	374,283
2025	338,676
Thereafter	56,916
Total future minimum lease payments, undiscounted	1,395,178
Less: Imputed interest	12,484
Present value of future minimum lease payments	$1,382,694

Operating leases
2022	$353,896
2023	360,994
2024	375,938
2025	338,676
Thereafter	56,916
Total future minimum lease payments, undiscounted	1,486,420
Less: Imputed interest	14,521
Present value of future minimum lease payments	$1,471,899